Summary of Significant Accounting Policies (Details) - Schedule of Company’s Liabilities Measured at Fair Value on a Recurring Basis into the Fair Value Hierarchy - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Level 1 [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Company’s Liabilities Measured at Fair Value on a Recurring Basis into the Fair Value Hierarchy [Line Items]
Derivative
Total
Level 2 [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Company’s Liabilities Measured at Fair Value on a Recurring Basis into the Fair Value Hierarchy [Line Items]
Derivative
Total
Level 3 [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Company’s Liabilities Measured at Fair Value on a Recurring Basis into the Fair Value Hierarchy [Line Items]
Derivative		290,712
Total		$ 290,712